Biological assets - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about biological assets [line items]
Biological assets	$ 532,480	$ 290,844
Percentage of reasonably possible increase in estimated costs	10.00%	10.00%
Percentage of reasonably possible decrease in estimated costs	10.00%	10.00%
Sown land – sugarcane
Disclosure of detailed information about biological assets [line items]
Increase in fair value measurement due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions, assets	$ 14,800	$ 14,700
Decrease in fair value measurement due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions, assets	14,800	14,700
Sown land – crops
Disclosure of detailed information about biological assets [line items]
Increase in fair value measurement due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions, assets	5,400	3,700
Decrease in fair value measurement due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions, assets	5,400	3,700
Sown land – rice
Disclosure of detailed information about biological assets [line items]
Increase in fair value measurement due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions, assets	4,900	3,700
Decrease in fair value measurement due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions, assets	$ 4,900	$ 3,700